Fair value measurement - Certain Items on Recurring Basis (Details) - Assets measured at fair value on a recurring basis - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,478	$ 1,740
Non-agency RMBS | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	98.00%	86.00%
Non-agency RMBS | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	2.00%	2.00%
Non-agency RMBS | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	6.00%
Non-agency RMBS | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	6.00%
Non-agency RMBS | 2008-2024
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,453	$ 1,487
Non-agency RMBS | 2008-2024 | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	98.00%	100.00%
Non-agency RMBS | 2008-2024 | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	2.00%	0.00%
Non-agency RMBS | 2008-2024 | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | 2008-2024 | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | 2008-2024 | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | 2007 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 25	$ 253
Non-agency RMBS | 2007 and earlier | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	5.00%
Non-agency RMBS | 2007 and earlier | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	13.00%
Non-agency RMBS | 2007 and earlier | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	1.00%
Non-agency RMBS | 2007 and earlier | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	40.00%
Non-agency RMBS | 2007 and earlier | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	41.00%
Non-agency commercial MBS | 2009-2023 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 2,487	$ 2,935
Non-agency commercial MBS | 2009-2023 | AAA/ AA- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-agency commercial MBS | 2009-2023 | A+/ A- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency commercial MBS | 2009-2023 | BBB+/ BBB- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency commercial MBS | 2009-2023 | BB+ and lower | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency commercial MBS | 2009-2023 | Not Rated | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 7,068	$ 6,334
Foreign covered bonds | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 2,113	$ 2,473
Foreign covered bonds | Canada | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Canada | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Canada | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Canada | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Canada | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | UK
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 911	$ 1,035
Foreign covered bonds | UK | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | UK | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | UK | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | UK | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | UK | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 598	$ 664
Foreign covered bonds | Germany | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Germany | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Germany | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Germany | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Germany | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Australia
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 574	$ 689
Foreign covered bonds | Australia | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Australia | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Australia | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Australia | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Australia | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 2,872	$ 1,473
Foreign covered bonds | Other | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Other | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Other | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Other | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Other | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,463	$ 1,336
Non-U.S. government, excluding suprantional | Canada | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	95.00%
Non-U.S. government, excluding suprantional | Canada | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	5.00%
Non-U.S. government, excluding suprantional | Canada | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Canada | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Canada | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | UK
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 3,383	$ 1,316
Non-U.S. government, excluding suprantional | UK | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-U.S. government, excluding suprantional | UK | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | UK | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | UK | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | UK | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 2,308	$ 2,658
Non-U.S. government, excluding suprantional | Germany | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-U.S. government, excluding suprantional | Germany | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Germany | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Germany | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Germany | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,924	$ 2,024
Non-U.S. government, excluding suprantional | Other | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	74.00%	80.00%
Non-U.S. government, excluding suprantional | Other | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	15.00%	2.00%
Non-U.S. government, excluding suprantional | Other | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	4.00%	11.00%
Non-U.S. government, excluding suprantional | Other | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	7.00%	7.00%
Non-U.S. government, excluding suprantional | Other | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,732	$ 1,562
Non-U.S. government, excluding suprantional | France | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-U.S. government, excluding suprantional | France | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | France | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | France | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | France | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Belgium
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 728	$ 511
Non-U.S. government, excluding suprantional | Belgium | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-U.S. government, excluding suprantional | Belgium | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Belgium | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Belgium | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Belgium | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 705	$ 334
Non-U.S. government, excluding suprantional | Netherlands | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-U.S. government, excluding suprantional | Netherlands | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Netherlands | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Netherlands | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Netherlands | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Spain
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 617	$ 293
Non-U.S. government, excluding suprantional | Spain | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Spain | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	2.00%	17.00%
Non-U.S. government, excluding suprantional | Spain | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	98.00%	83.00%
Non-U.S. government, excluding suprantional | Spain | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Spain | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Finland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 527	$ 282
Non-U.S. government, excluding suprantional | Finland | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-U.S. government, excluding suprantional | Finland | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Finland | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Finland | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Finland | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 377	$ 410
Non-U.S. government, excluding suprantional | Japan | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Japan | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-U.S. government, excluding suprantional | Japan | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Japan | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Japan | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 10,983	$ 7,656
Supranational | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Supranational | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Supranational | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Supranational | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Supranational | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Total non-U.S. government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 24,747	$ 18,382
Total non-U.S. government | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	94.00%	94.00%
Total non-U.S. government | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	3.00%	3.00%
Total non-U.S. government | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	3.00%	2.00%
Total non-U.S. government | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	1.00%
Total non-U.S. government | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Carrying amount | Non-U.S. government, excluding suprantional | Brazil
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 135	$ 140